Determination Of Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Determination of fair value [Abstract]
Determination Of Fair Value
28. Determination of fair value
The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e. Stock Exchanges).
Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments include:

•
Financial assets (other than derivatives)—The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. If there is no market price, fair value is estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.

•	Swap—These operations swap cash flow based on the comparison of profitability between two indexers. Thus, the agent assumes both positions—put in one indexer and call on another.

•	Forward—at the market quotation value, and the installments receivable or payable are prefixed to a future date, adjusted to present value, based on market rates published at B3.

•
Futures—Foreign exchange rates, prices of shares and commodities are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. Daily cash settlements of price movements are made for all instruments.

•
Options—option contracts give the purchaser the right to buy the instrument at a fixed price negotiated at a future date. Those who acquire the right must pay a premium to the seller. This premium is not the price of the instrument, but only an amount paid to have the option (possibility) to buy or sell the instrument at a future date for a previously agreed price.

•
Other financial assets and liabilities—Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.

•	Loans—Fair value is determined through the present value of expected future cash flows discounted using the observable rates and market rates on the date the financial statements are presented.

•
Contingent consideration: Fair value of the contingent consideration liability related to acquisitions is estimated by applying the income approach and discounting the expected future payments to selling shareholders under the terms of the purchase and sale agreements.

Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	September 30, 2020
	Level 1	Level 2	Level 3	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,825,631	2,875,888	—	38,701,519	38,701,519
Derivative financial instruments	7,451	13,141,316	—	13,148,767	13,148,767
Fair value through other comprehensive income
Securities	9,588,773	—	—	9,588,773	9,588,773
Evaluated at amortized cost
Securities	—	1,371,040	—	1,371,040	1,366,038
Securities purchased under agreements to resell	—	18,229,920	—	18,229,920	18,243,688
Securities trading and intermediation	—	1,483,507	—	1,483,507	1,483,507
Accounts receivable	—	251,194	—	251,194	251,194
Loan operations	—	1,392,375	—	1,392,375	1,369,234
Other financial assets	—	280,279	—	280,279	280,279
Financial liabilities
Fair value through profit or loss
Securities loaned	1,111,770	—	—	1,111,770	1,111,770
Derivative financial instruments	19,745	12,709,851	—	12,729,596	12,729,596
Evaluated at amortized cost
Securities sold under repurchase agreements	—	35,192,715	—	35,192,715	35,253,928
Securities trading and intermediation	—	15,159,711	—	15,159,711	15,159,711
Deposits	—	1,573,958	—	1,573,958	1,626,709
Structured operations certificates	—	1,142,457	—	1,142,457	1,142,457
Borrowings and lease liabilities	—	565,723	—	565,723	511,981
Debentures	—	331,981	—	331,981	338,693
Accounts payables	—	655,117	—	655,117	655,117
Other financial liabilities	—	396,878	462,000	858,878	858,878

	46,553,370	106,753,910	462,000	153,769,280	153,821,839

	December 31, 2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Loan operations	—	386	386	386
Other financial assets	—	19,805	19,805	19,805
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Structured operations certificates	—	19,474	19,474	19,474
Other financial liabilities	—	79,127	79,127	79,157

	24,936,665	50,439,157	75,375,822	72,979,125
As of September 30, 2020, the total contingent consideration liability is reported at fair value and is dependent on the profitability of the acquired associate (VPL) and businesses (Flipper and Antecipa) is classified within Level 3 of the fair value hierarchy. The contigent consideration liability represents the maximum amount payable under the purchase and sale agreements discounted using a weighted average rate of 8.9% p.a. Change in the discount rate by 100 bps would increase/decrease the fair value by R$22,500. The change in the fair value in the contingent consideration between the acquisition date and September 30, 2020 was not material.
Transfers into and out of fair value hierarchy levels are analysed at the end of each consolidated financial statements. As of September 30, 2020 the Group had no transfers between Level 2 and Level 3.

32. Determination of fair value
The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e., Stock Exchanges).

Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities. As of December 31, 2019, 2018 and 2017 there were no financial instruments classified as level 3.
Fair values have been assessed for purposes of measurement based on the methods below,
(a) Cash and cash equivalents, Securities purchased under agreements to resell and Securities sold under repurchase agreements
The fair value of cash and cash equivalents, securities purchased under agreements to resell and securities sold under repurchase agreements approximates the carrying amount.
(b) Financial assets (other than derivatives)
The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. If there is no market quotation, fair value is estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.
(c) Derivative financial instruments
Criteria and methodologies for calculating the fair value of derivative financial instruments are described in Note 8.
(d) Other financial assets and liabilities
Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.
Financial instruments not measured at fair value (securities trading and intermediation, accounts receivable and accounts payables) were not disclosed as their carrying amounts approximates their fair values.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Other financial assets	—	20,191	20,191	20,191
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	98,601	98,601	98,631

	2018
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	5,259,591	1,031,380	6,290,971	6,290,971
Derivative financial instruments	6,599	1,685,432	1,692,031	1,692,031
Fair value through other comprehensive income
Securities	695,778	—	695,778	695,778
Evaluated at amortized cost
Securities	—	153,709	153,709	155,292
Securities purchased under agreements to resell	—	6,568,246	6,568,246	6,570,609
Securities trading and intermediation	—	898,312	898,312	898,312
Accounts receivable	—	219,200	219,200	219,200
Other financial assets	—	60,423	60,423	60,423
Financial liabilities
Fair value through profit or loss
Securities loaned	1,259,579	—	1,259,579	1,259,579
Derivative financial instruments	—	991,399	991,399	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	—	6,792,316	6,792,316	6,640,694
Securities trading and intermediation	—	5,306,628	5,306,628	5,306,628
Borrowings	—	459,487	459,487	469,609
Debentures	—	406,540	406,540	406,538
Accounts payables	—	134,579	134,579	134,579
Other financial liabilities	—	7,011	7,011	7,011